Employee Defined Contribution Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Total contributions to the government, employee benefits, expensed as incurred	$ 7,113	$ 6,432	$ 5,331
Employee benefits, mandatory contributions to defined contribution retirement plans for full time employees in Hong Kong	$ 3	$ 3	$ 2